Finance income - Summary of Finance income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	₨ 1,563	₨ 2,044	₨ 1,393
on trade receivables	114
others	212	135	78
Gain on settlement of financial liabilities	1,465
Total	₨ 3,354	₨ 2,179	₨ 1,471